Property and Equipment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Jan. 31, 2024	Jan. 31, 2023
Property and Equipment [Abstract]
Depreciation expense	$ 40,814	$ 46,914	$ 174,572	$ 183,660
Cost of goods sold	$ 30,242	$ 36,179	$ 131,360	$ 139,689